Expense Example	Calvert International Responsible Index Fund Class A 1 Year	Calvert International Responsible Index Fund Class A 3 Years	Calvert International Responsible Index Fund Class A 5 Years	Calvert International Responsible Index Fund Class A 10 Years	Calvert International Responsible Index Fund Class I 1 Year	Calvert International Responsible Index Fund Class I 3 Years	Calvert International Responsible Index Fund Class I 5 Years	Calvert International Responsible Index Fund Class I 10 Years	Calvert International Responsible Index Fund Class R6 1 Year	Calvert International Responsible Index Fund Class R6 3 Years	Calvert International Responsible Index Fund Class R6 5 Years	Calvert International Responsible Index Fund Class R6 10 Years	Calvert US Large-Cap Core Responsible Index Fund Class A 1 Year	Calvert US Large-Cap Core Responsible Index Fund Class A 3 Years	Calvert US Large-Cap Core Responsible Index Fund Class A 5 Years	Calvert US Large-Cap Core Responsible Index Fund Class A 10 Years	Calvert US Large-Cap Core Responsible Index Fund Class C 1 Year	Calvert US Large-Cap Core Responsible Index Fund Class C 3 Years	Calvert US Large-Cap Core Responsible Index Fund Class C 5 Years	Calvert US Large-Cap Core Responsible Index Fund Class C 10 Years	Calvert US Large-Cap Core Responsible Index Fund Class I 1 Year	Calvert US Large-Cap Core Responsible Index Fund Class I 3 Years	Calvert US Large-Cap Core Responsible Index Fund Class I 5 Years	Calvert US Large-Cap Core Responsible Index Fund Class I 10 Years	Calvert US Large-Cap Core Responsible Index Fund Class R6 1 Year	Calvert US Large-Cap Core Responsible Index Fund Class R6 3 Years	Calvert US Large-Cap Core Responsible Index Fund Class R6 5 Years	Calvert US Large-Cap Core Responsible Index Fund Class R6 10 Years	Calvert US Large-Cap Growth Responsible Index Fund Class A 1 Year	Calvert US Large-Cap Growth Responsible Index Fund Class A 3 Years	Calvert US Large-Cap Growth Responsible Index Fund Class A 5 Years	Calvert US Large-Cap Growth Responsible Index Fund Class A 10 Years	Calvert US Large-Cap Growth Responsible Index Fund Class I 1 Year	Calvert US Large-Cap Growth Responsible Index Fund Class I 3 Years	Calvert US Large-Cap Growth Responsible Index Fund Class I 5 Years	Calvert US Large-Cap Growth Responsible Index Fund Class I 10 Years	Calvert US Large-Cap Value Responsible Index Fund Class A 1 Year	Calvert US Large-Cap Value Responsible Index Fund Class A 3 Years	Calvert US Large-Cap Value Responsible Index Fund Class A 5 Years	Calvert US Large-Cap Value Responsible Index Fund Class A 10 Years	Calvert US Large-Cap Value Responsible Index Fund Class I 1 Year	Calvert US Large-Cap Value Responsible Index Fund Class I 3 Years	Calvert US Large-Cap Value Responsible Index Fund Class I 5 Years	Calvert US Large-Cap Value Responsible Index Fund Class I 10 Years	Calvert US Mid-Cap Core Responsible Index Fund Class A 1 Year	Calvert US Mid-Cap Core Responsible Index Fund Class A 3 Years	Calvert US Mid-Cap Core Responsible Index Fund Class A 5 Years	Calvert US Mid-Cap Core Responsible Index Fund Class A 10 Years	Calvert US Mid-Cap Core Responsible Index Fund Class I 1 Year	Calvert US Mid-Cap Core Responsible Index Fund Class I 3 Years	Calvert US Mid-Cap Core Responsible Index Fund Class I 5 Years	Calvert US Mid-Cap Core Responsible Index Fund Class I 10 Years
USD ($)	528	681	848	1,332	30	137	254	597	27	127	238	560	523	647	783	1,179	226	417	729	1,408	25	101	185	432	19	85	158	370	523	662	814	1,254	25	117	217	512	523	654	796	1,211	25	108	199	467	523	683	856	1,359	25	138	263	626